Note 11 - Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Other Assets [Table Text Block]
	December 31
	2021	2020

Deferred charges	$1,370	$3,194
Refundable deposits (refer to Note 17)	1,290	474
Land use rights	630	649
Deferred income tax assets – noncurrent (refer to Note 13)	50	52

Total	$3,340	$4,369